TO

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	Australia - 8.3%
437,301	Goodman Group	$ 9,273,754
1,555,197	Lifestyle Communities Ltd.	6,865,637
696,196	NEXTDC Ltd.(a)	5,888,989
		22,028,380
	Canada - 3.5%
157,510	InterRent Real Estate Investment Trust	1,566,459
200,251	Killam Apartment Real Estate Investment Trust	2,839,198
392,370	RioCan Real Estate Investment Trust	4,957,047
		9,362,704
	Germany - 4.5%
1,179,556	Instone Real Estate Group S.E. (b)(c)	12,038,393

	Japan - 2.5%
1,733	Invincible Investment Corporation	737,523
10,942	Japan Hotel REIT Investment Corporation	5,671,069
354	Mitsui Fudosan Logistics Park, Inc.	249,840
		6,658,432
	Singapore - 1.4%
1,805,400	CapLand Ascendas REIT	3,705,333

	Sweden - 3.4%
181,416	Catena A.B.	8,925,441

	United Kingdom - 16.3%
21,457,039	Assura PLC	14,282,143
2,698,734	Empiric Student Property PLC	3,506,900
3,687,666	Grainger PLC	11,063,037
2,119,878	Primary Health Properties PLC	2,876,973
3,653,047	Tritax Big Box REIT PLC	7,238,211
373,382	UNITE Group PLC (The)	4,339,837
		43,307,101
	United States – 58.1%
409,713	Acadia Realty Trust	7,891,072
157,794	Agree Realty Corporation	11,881,888

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares			Fair Value
	COMMON STOCKS — 98.0% (Continued)
	United States – 58.1% (Continued)
202,688	American Homes 4 Rent, Class A		$ 7,671,741
80,016	American Tower Corporation, Class A		17,175,433
487,236	Americold Realty Trust, Inc.		8,073,501
257,085	Brixmor Property Group, Inc.		6,532,530
67,628	Digital Realty Trust, Inc.		11,599,555
17,929	Equinix, Inc.		15,935,654
114,673	Equity LifeStyle Properties, Inc.		7,289,763
490,361	Independence Realty Trust, Inc.		9,115,811
98,513	Lamar Advertising Company, Class A		11,874,757
68,547	National Health Investors, Inc.		4,970,343
63,307	Prologis, Inc.		6,875,140
191,815	Ventas, Inc.		12,329,868
96,784	Welltower, Inc.		14,931,836
			154,148,892

	TOTAL COMMON STOCKS (Cost $288,631,140)		260,174,676

	TOTAL INVESTMENTS – 98.0% (Cost $288,631,140)		$ 260,174,676
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		5,165,204
	NET ASSETS - 100.0%		$ 265,339,880

	Portfolio Composition By Industry
	Real Estate Investment Trusts	79.8%
	Real Estate Owners & Developers	13.4%
	Home Construction	2.6%
	Telecommunications	2.2%
	Other Assets In Excess of Liabilities	2.0%
	Net Assets	100.0%

A.B.	- Aktiebolag
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.E.	- Societas Europeae

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. As of May 31, 2025, the value of securities amounted to $12,038,393 or 4.5% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, the value of these securities amounted to $12,038,393 or 4.5% of net assets

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 89.8%
	EQUITY - 89.8%
372,500	SPDR S&P 500 ETF Trust ETF(a)					$ 219,547,775
	TOTAL EXCHANGE-TRADED FUNDS (Cost $187,627,810)

Contracts(b)
	INDEX OPTIONS PURCHASED - 2.5%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 2.5%
810	S&P 500 Index	PER	06/30/2025	$ 5,835	$ 478,846,890	$ 6,200,550
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,530,073)

	TOTAL INVESTMENTS – 92.3% (Cost $194,157,883)					$ 225,748,325
	CALL OPTIONS WRITTEN - (0.4)% (Premiums received - $1,354,262)					(1,033,500)
	PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $2,713,227)					(2,187,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 9.0%					21,924,842
	NET ASSETS - 100.0%					$ 244,452,667

Contracts(b)
	WRITTEN INDEX OPTIONS - (0.9)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.9)%
810	S&P 500 Index	PER	06/30/2025	$ 5,540	$ 478,846,890	$ 2,187,000
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $2,713,227)

	WRITTEN EQUITY OPTIONS - (0.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.4)%
1,500	SPDR S&P 500 ETF Trust	PER	06/06/2025	590	88,408,500	775,500
2,000	SPDR S&P 500 ETF Trust	PER	06/30/2025	615	117,878,000	258,000
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,354,262)					1,033,500

	TOTAL OPTIONS WRITTEN (Premiums received – 4,067,489)					$ 3,220,500

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
PER	- Pershing

(a)	A portion of this security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

TOTAL RETURN SWAP
										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/20/2025	$ 5,292,840	$ -	$ 601,060
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2025	42,789,900	-	5,834,775
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.00%	Goldman Sachs	10,000	11/18/2025	5,846,200	-	47,700
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.95%	Goldman Sachs	30,000	12/4/2025	17,087,142	-	594,558
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.35%	Goldman Sachs	15,000	12/29/2025	9,038,700	-	(197,850)
											$ 6,880,243